Property and equipment - Schedule of Expected Amortization Expense for the Next Five Years and Thereafter (Detail) $ in Thousands	Mar. 31, 2022 USD ($)
Property, Plant and Equipment [Abstract]
2022 (remaining three months)	$ 33
2023	130
2024	130
2025	130
2026	130
Thereafter	567
Amortization expense	$ 1,120